Provisions, contingent liabilities, contingent assets and credit commitments (Tables)	6 Months Ended
Mar. 31, 2024
Provisions, contingent liabilities, contingent assets and credit commitments
Schedule of changes in provisions

	As at 31 March 2024
						Litigation,
		Annual leave	Provision for			non-lending
	Long	and other	impairment	Lease	Restructuring	losses and
	service	employee	on credit	restoration	and other	remediation
$m	leave	benefits	commitments	obligations	provisions	provisions	Total
Balance as at beginning of period	464	933	497	183	342	358	2,777
Additions	42	549	54	2	84	57	788
Utilisation	(23)	(829)	-	(11)	(109)	(96)	(1,068)
Reversal of unutilised provisions	-	(2)	(12)	-	(47)	(22)	(83)
Balance as at end of period	483	651	539	174	270	297	2,414

Summary of undrawn credit commitments and maturity analysis

Undrawn credit commitments excluding derivatives are as follows:

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 24	Mar 24
$m	2024	2023	2023	- Sept 23	- Mar 23
Undrawn credit commitments
Letters of credit and guarantees[a]	12,918	12,447	11,936	4	8
Commitments to extend credit[b]	197,258	193,457	195,765	2	1
Other	108	247	702	(56)	(85)
Total undrawn credit commitments	210,284	206,151	208,403	2	1

a.

Standby letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain guarantees issued.

b.

Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, as at 31 March 2024, the Group had $6.8 billion of credit exposures that were offered and accepted but still revocable (30 September 2023: $8.8 billion; 31 March 2023 $7.4 billion). These represent part of Westpac Group’s maximum exposure to credit risk.